SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow disclosures

The following table sets forth supplemental cash flow disclosures (in thousands):

	Year Ended December 31,
	2015	2014	2013
Cash paid for interest	$—	$—	$ 7,762
Cash paid for income taxes, net	$ 8,902	$ 3,412	$ 13,599